Estimated Fair Value of Financial Instruments (Carrying Amount of Financial Instruments Reported in Accompanying Consolidated Financial Statements and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014	Mar. 31, 2013
Assets:
Trading securities	[1]	¥ 725,821		¥ 1,190,131
Cash and Cash Equivalents		730,420		827,518		¥ 818,039	¥ 826,296
Restricted Cash		80,979		85,561
Other Assets:
Derivative assets		27,990		22,265
Liabilities:
Short-term debt		349,624		284,785
Deposits		1,398,472		1,287,380
Long-Term Debt		3,940,906		4,132,945
Other Liabilities:
Derivative liabilities		14,130		27,436
Level 1
Assets:
Trading securities		37,592		50,902
Cash and Cash Equivalents		730,420		827,518
Restricted Cash		80,979		85,561
Installment loans (net of allowance for probable loan losses)		0		0
Investment in securities:
Practicable to estimate fair value		99,347		130,519
Not practicable to estimate fair value		0	[2]	0	[3]
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-Term Debt		0		0
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 2
Assets:
Trading securities		688,229		1,139,229
Cash and Cash Equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		264,452		231,565
Investment in securities:
Practicable to estimate fair value		1,271,506		1,239,124
Not practicable to estimate fair value		0	[2]	0	[3]
Other Assets:
Time deposits		9,843		13,761
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		349,624		284,785
Deposits		1,400,528		1,288,419
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-Term Debt		1,106,147		1,417,687
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 3
Assets:
Trading securities		0		0
Cash and Cash Equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		2,288,554		2,208,339
Investment in securities:
Practicable to estimate fair value		140,308		125,897
Not practicable to estimate fair value		0	[2]	0	[3]
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		94,656		116,229
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		308,064		303,359
Long-Term Debt		2,853,019		2,699,572
Other Liabilities:
Derivative liabilities	[4]	0		0
Carrying amount
Assets:
Trading securities		725,821
Cash and Cash Equivalents		730,420		827,518
Restricted Cash		80,979		85,561
Installment loans (net of allowance for probable loan losses)		2,545,542		2,420,932
Investment in securities:
Practicable to estimate fair value		1,480,499		1,481,162
Not practicable to estimate fair value		138,472	[2]	174,964	[3]
Other Assets:
Time deposits		9,843		13,761
Derivative assets	[4]	27,990		22,265
Reinsurance recoverables (Investment contracts)		93,838		115,116
Liabilities:
Short-term debt		349,624		284,785
Deposits		1,398,472		1,287,380
Policy liabilities and Policy account balances (Investment contracts)		306,058		298,132
Long-Term Debt		3,940,906		4,132,945
Other Liabilities:
Derivative liabilities	[4]	14,113		26,761
Estimated fair value
Assets:
Trading securities		725,821		1,190,131
Cash and Cash Equivalents		730,420		827,518
Restricted Cash		80,979		85,561
Installment loans (net of allowance for probable loan losses)		2,553,006		2,439,904
Investment in securities:
Practicable to estimate fair value		1,511,161		1,495,540
Not practicable to estimate fair value		138,472	[2]	174,964	[3]
Other Assets:
Time deposits		9,843		13,761
Derivative assets	[4]	27,990		22,265
Reinsurance recoverables (Investment contracts)		94,656		116,229
Liabilities:
Short-term debt		349,624		284,785
Deposits		1,400,528		1,288,419
Policy liabilities and Policy account balances (Investment contracts)		308,064		303,359
Long-Term Debt		3,959,166		4,117,259
Other Liabilities:
Derivative liabilities	[4]	¥ 14,113		¥ 26,761

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥1,165,347 million and ¥704,313 million as of March 31, 2015 and March 31, 2016, respectively.
[2]	The fair value of investment securities of ¥138,472 million was not estimated, as it was not practical.
[3]	The fair value of investment securities of ¥174,964 million was not estimated, as it was not practical.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 "Fair Value Measurements."